Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,870,030
Previously Paid Amount	0.00
Total Fee Amount	1,501.15
Total Offset Amount	0.00
Net Fee	1,501.15
Narrative - Max Aggregate Offering Price	$ 10,870,030
Final Prospectus	true